Land, Buildings And Equipment, Net (Narrative) (Details) $ in Millions	2 Months Ended	12 Months Ended
	Jul. 24, 2015 USD ($) property	May. 31, 2015 USD ($) property
Property, Plant and Equipment [Line Items]
Sale leaseback transaction, potential number of properties		75
Sale leaseback transaction, number of properties		14
Proceeds from financing lease obligation | $		$ 44.9
Sale leaseback transaction, deferred gain | $		$ 6.7
Subsequent Event
Property, Plant and Equipment [Line Items]
Sale leaseback transaction, number of properties	15
Proceeds from financing lease obligation | $	$ 63.6